Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer (“PEO”), the average of our other NEOs, other than the CEO
(“Non-PEO
NEOs”), and certain financial performance metrics of the Company. The Compensation Committee does not utilize this information when determining executive compensation. For further information concerning the Company’s pay-for-performance
philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4)	TOTAL SHAREHOLDER RETURN (5)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (LOSS) (MILLIONS) (7)	ADJUSTED EBITDA (MILLIONS) (8)

2025	$17,199,029	$6,678,619	$5,681,603	$2,252,219	$31.49	$88.02	$(437)	$3,624

2024	$18,371,934	$8,133,642	$7,329,425	$4,044,557	$45.00	$91.04	$(211)	$3,739

2023	$18,610,359	$15,389,438	$5,776,307	$5,458,300	$63.12	$90.57	$828	$3,938

2022	$31,349,920	$(15,761,300)	$5,086,053	$(4,320,027)	$56.01	$70.78	$(910)	$3,243

2021	$22,597,251	$35,457,581	$7,207,522	$10,643,119	$125.93	$96.41	$(1,016)	$2,990

(1)	The dollar amounts shown in this column are the amounts of total compensation reported for Mr. Reeg (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Reeg, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reeg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Reeg’s total compensation for 2025 to determine the compensation actually paid:

	PEO
YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2025	$17,199,029	$(11,991,467)	$1,471,057	$6,678,619

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.

(b)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change, as of the end of 2025 as compared to the end of 2024, in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; and (iii) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2025	$5,726,103	$(4,475,594)	$220,548	$1,471,057

*
Key assumptions used in the Monte Carlo simulation for determining the equity adjustments as of December 31, 2025 for the 2025 and 2024 relative TSR PSU grants included: (i) the remaining expected terms of 2 years and 1 year, respectively; (ii) a risk-free rate commensurate with the remaining expected term of 3.44% and 3.45%, respectively; (iii) a dividend yield of 0%; and (iv) an expected volatility of 46.50% and 50.55%, respectively.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. Reeg) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Reeg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024, 2023, and 2022, Bret Yunker, Anthony L. Carano, Edmund L. Quatmann, Jr. and Stephanie Lepori and (ii) for 2021, Gary L. Carano, Bret Yunker, Anthony L. Carano and Edmund L. Quatmann, Jr.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (identified in Footnote 3), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid:

	NON-PEO NEOS
YEAR	REPORTED SUMMARY COMPENSATION TABLE	REPORTED VALUE OF EQUITY AWARDS (c )	EQUITY AWARD ADJUSTMENTS (d)	COMPENSATION ACTUALLY PAID

2025	$5,681,603	$(3,708,414)	$279,030	$2,252,219

(c)	Consistent with Note 2(a) above, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.

(d)
Consistent with Note 2(b) above, the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025, as compared to the end of 2024, in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; and (iii) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	NON-PEO NEOS
YEAR	AVG. YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	AVG. CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2025	$1,778,089	$(1,556,079)	$57,020	$279,030

*
Key assumptions used in the Monte Carlo simulation for determining the equity adjustments as of December 31, 2025 for the 2025 and 2024 relative TSR PSU grants included: (i) the remaining expected terms of 2 years and 1 year, respectively; (ii) a risk-free rate commensurate with the remaining expected term of 3.44% and 3.45%, respectively; (iii) a dividend yield of 0%; and (iv) an expected volatility of 46.50% and 50.55%, respectively.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Dow Jones U.S. Gambling Total Stock Market Index.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

(8)
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (other than Mr. Reeg) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Reeg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024, 2023, and 2022, Bret Yunker, Anthony L. Carano, Edmund L. Quatmann, Jr. and Stephanie Lepori and (ii) for 2021, Gary L. Carano, Bret Yunker, Anthony L. Carano and Edmund L. Quatmann, Jr.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: The Dow Jones U.S. Gambling Total Stock Market Index.
PEO Total Compensation Amount	$ 17,199,029	$ 18,371,934	$ 18,610,359	$ 31,349,920	$ 22,597,251
PEO Actually Paid Compensation Amount	$ 6,678,619	8,133,642	15,389,438	(15,761,300)	35,457,581
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Reeg, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reeg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Reeg’s total compensation for 2025 to determine the compensation actually paid:

	PEO
YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL	REPORTED VALUE OF EQUITY AWARDS (a)	EQUITY AWARD ADJUSTMENTS (b)	COMPENSATION ACTUALLY PAID

2025	$17,199,029	$(11,991,467)	$1,471,057	$6,678,619

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.

(b)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change, as of the end of 2025 as compared to the end of 2024, in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; and (iii) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2025	$5,726,103	$(4,475,594)	$220,548	$1,471,057

*
Key assumptions used in the Monte Carlo simulation for determining the equity adjustments as of December 31, 2025 for the 2025 and 2024 relative TSR PSU grants included: (i) the remaining expected terms of 2 years and 1 year, respectively; (ii) a risk-free rate commensurate with the remaining expected term of 3.44% and 3.45%, respectively; (iii) a dividend yield of 0%; and (iv) an expected volatility of 46.50% and 50.55%, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 5,681,603	7,329,425	5,776,307	5,086,053	7,207,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,252,219	4,044,557	5,458,300	(4,320,027)	10,643,119
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (identified in Footnote 3), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for 2025 to determine the compensation actually paid:

	NON-PEO NEOS
YEAR	REPORTED SUMMARY COMPENSATION TABLE	REPORTED VALUE OF EQUITY AWARDS (c )	EQUITY AWARD ADJUSTMENTS (d)	COMPENSATION ACTUALLY PAID

2025	$5,681,603	$(3,708,414)	$279,030	$2,252,219

(c)	Consistent with Note 2(a) above, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.

(d)
Consistent with Note 2(b) above, the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025, as compared to the end of 2024, in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; and (iii) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value. The amounts deducted or added, as applicable, in calculating the equity award adjustments are as follows:

	NON-PEO NEOS
YEAR	AVG. YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED AND UNVESTED IN THE YEAR	AVG. YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	AVG. CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	TOTAL EQUITY AWARD ADJUSTMENTS*

2025	$1,778,089	$(1,556,079)	$57,020	$279,030

*
Key assumptions used in the Monte Carlo simulation for determining the equity adjustments as of December 31, 2025 for the 2025 and 2024 relative TSR PSU grants included: (i) the remaining expected terms of 2 years and 1 year, respectively; (ii) a risk-free rate commensurate with the remaining expected term of 3.44% and 3.45%, respectively; (iii) a dividend yield of 0%; and (iv) an expected volatility of 46.50% and 50.55%, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Average
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Average
Non-PEO
NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income (Loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Average
Non-PEO
NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the Dow Jones U.S. Gambling Total Stock Market Index over the same period.

Tabular List, Table
The most important financial performance measures used by the Company to link executive compensation actually paid to
the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

a.	Adjusted EBITDA
b.	Relative TSR
c.	Free Cash Flow

Total Shareholder Return Amount	$ 31.49	45	63.12	56.01	125.93
Peer Group Total Shareholder Return Amount	88.02	91.04	90.57	70.78	96.41
Net Income (Loss)	$ (437,000,000)	$ (211,000,000)	$ 828,000,000	$ (910,000,000)	$ (1,016,000,000)
Company Selected Measure Amount	3,624,000,000	3,739,000,000	3,938,000,000	3,243,000,000	2,990,000,000
PEO Name	Mr. Reeg
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	While the Company uses numerous financial and
non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link company performance to compensation actually paid to the company’s NEOs, for the most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,991,467)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,471,057
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,726,103
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,475,594)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,548
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,708,414)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,030
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,778,089
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,556,079)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,020